Fair Value of Financial Instruments (Details) - Schedule of Activity for Level 3 Fair Value Measurements - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Bridge Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	$ 95,130
Balance	28,521	$ 95,130
Additions	33,266
Disposals pursuant to warrant exchange	(77,577)
Exercises	(4,079)
Settlement of transaction costs
Change in fair value measurements	(18,219)
Stock-based compensation expense
Conversions of liability to Common Stock
Conversions of notes to Common Stock
Notes Payable, Bridge [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	26,008
Balance	92,665	26,008
Additions	190,000	82,000	[1]
Disposals pursuant to warrant exchange
Exercises
Settlement of transaction costs	(1,139)
Change in fair value measurements	(79,462)	(20,874)
Stock-based compensation expense
Conversions of liability to Common Stock
Conversions of notes to Common Stock	(42,742)
Private Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	52
Balance	52	52
Additions			[1]
Disposals pursuant to warrant exchange
Exercises
Settlement of transaction costs
Change in fair value measurements		(326)		$ (1,800)
Stock-based compensation expense
Conversions of liability to Common Stock
Conversions of notes to Common Stock
Earnout Shares Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	2,250
Balance		2,250
Additions
Disposals pursuant to warrant exchange
Exercises
Settlement of transaction costs
Change in fair value measurements	2,764
Stock-based compensation expense
Conversions of liability to Common Stock	(5,014)
Conversions of notes to Common Stock
Liability for Insufficient Authorized Shares Related to Stock Options and RSUs [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	3,977
Balance		$ 3,977
Additions
Disposals pursuant to warrant exchange
Exercises
Settlement of transaction costs
Change in fair value measurements
Stock-based compensation expense	5,002
Conversions of liability to Common Stock	(8,979)
Conversions of notes to Common Stock

[1]	Additions during the year ended December 31, 2022 included non-cash conversion of $9.9 million Bridge warrants, which was charged to Change in fair value measurements in the Consolidated Statements of Operations for the year ended December 31, 2022, and cash contribution of $82.0 million to note payable, which was reduced by the original issuance discount of $8.2 million, resulting in a net cash contribution of $73.8 million.